Details of Certain Consolidated Statements of Income Lines (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Details Of Certain Statements Of Income Lines Details [Abstract]
Global Network Services partner revenues	$ 650	$ 664	$ 655
Net gain (loss) on investment securities	136	126	16
Other revenues	1,488	1,635	1,493
Total other revenues	$ 2,274	$ 2,425	$ 2,164